Selected Balance Sheet Elements (Details - Inventories) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 423,130	$ 172,227
Finished goods	954,365	669,881
Inventory, Net	$ 1,377,495	$ 842,108